Premium Reserve Money
Market Shares

                  PROSPECTUS

                  July 27, 2001


                  As Revised August 21, 2001


                  Money Market Portfolio

                  As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

MONEY MARKET PORTFOLIO -- PREMIUM RESERVE MONEY MARKET SHARES


About the Portfolio


  1   The Portfolio's Goal and Main Strategy

  2   Main Risks to Investors

  3   Performance

  4   How Much Investors Pay

  5   Other Policies and Risks

  5   Who Manages the Portfolio

  7   Financial Highlights

Your Investment In the Portfolio

  8   Policies You Should Know About

 12   Understanding Distributions and Taxes

Money Market Portfolio

The Portfolio's Goal and Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities and securities whose remaining maturities are no more than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investments at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart and table show the total returns for the portfolio's Premium Reserve Money Market Shares' first complete calendar year, which may give some idea of risk. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Annual Total Return (%) as of 12/31/2000


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000    5.96

Best Quarter: 1.54%, Q3 2000
Worst Quarter: 1.33%, Q1 2000
Year-to-date return as of 6/30/2001: 2.37%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            Since Inception*
---------------------------------------------
      5.96%                 5.36%
---------------------------------------------

* Inception date is 1/22/1999.

In the chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2000: 6.01%

To find out current Premium Reserve Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premium Reserve Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)          None
-------------------------------------------------------------------


Annual Operating Expenses (%)
(deducted from portfolio assets)
-------------------------------------------------------------------
Management Fee                                 0.16%
-------------------------------------------------------------------
Distribution/Service (12b-1) Fee               0.10
-------------------------------------------------------------------
Other Expenses*                                0.41
-------------------------------------------------------------------
Total Annual Operating Expenses                0.67
-------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premium Reserve Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
-----------------------------------------------------------

     $68           $214         $373             $835
-----------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages the Portfolio

The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.

The advisor takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are the advisor's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.16% of its average daily net assets.

The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio's team in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Geoffrey Gibbs and Jerri I. Cohen serve as managers for the portfolio. Mr. Gibbs joined the advisor in 1996 as a trader for money market funds and began his investment career in 1994. Mr. Gibbs joined the portfolio's team in 1999. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio's team in 2001.


o The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

---------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------
Years ended April 30,                                        2001           2000        1999(a)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $    1.00           1.00          1.00
---------------------------------------------------------------------------------------------------
   Net investment income                                      .06            .05           .01
---------------------------------------------------------------------------------------------------
   Less distributions from net investment income             (.06)          (.05)         (.01)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                          $    1.00           1.00          1.00
---------------------------------------------------------------------------------------------------
Total Return (%) (b)                                         5.87           5.05          1.18**
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   105,056         16,932           272
---------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                         .67            .68           .67*
---------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                           5.54           5.31          4.38*
---------------------------------------------------------------------------------------------------

(a) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(b) Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Your Investment In the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because the portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Premium Reserve Money Market Shares. The portfolio has three other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Premium Reserve Money Market Shares that authorizes the payment of a portion of the shareholder services fee rate that is currently paid to Scudder Distributors, Inc., the principal underwriter. Under the 12b-1 plan, the portfolio pays an annual shareholder services fee, payable monthly, of 0.10% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price three times every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of the portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to Premium Reserve Money Market Shares (98-0119-980-3) and further credit to your money market account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by the portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $50

o  Minimum investment with an automatic investment plan: $50

Share Certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV, the share class of the portfolio uses the following equation:

     TOTAL ASSETS - TOTAL LIABILITIES
   -------------------------------------  = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.
The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from the portfolio:


Generally taxed at ordinary income rates
------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
------------------------------------------------------------------------------
o income dividends you receive from the portfolio
------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
------------------------------------------------------------------------------

Generally taxed at capital gains rates
------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
------------------------------------------------------------------------------


You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(800) 942-8090
www.sec.gov


SEC File Number
Cash Account Trust                  811-5970